Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Options and Weighted Average Exercise Prices

Share options and weighted average exercise prices are as follows for the reporting periods presented:

	Number of shares	Weighted average exercise price per share
		£
Outstanding at January 1, 2021	7,724,791	3.78
Granted	4,329,913	1.91
Forfeited	(193,949)	5.26
Lapsed	(42,750)	11.21
Exercised[1]	(1,014,939)	0.20
Outstanding at December 31, 2021	10,803,066	3.32
Granted	1,497,013	0.39
Forfeited	(207,833)	2.83
Lapsed	(151,350)	8.40
Exercised[2]	(219,220)	0.30
Outstanding at December 31, 2022	11,721,676	2.94
Granted	2,733,139	0.82
Forfeited	(97,180)	1.37
Lapsed	(253,454)	1.42
Exercised[3]	(102,957)	0.04
Outstanding at December 31, 2023[4]	14,001,224	2.59
Vested and exercisable at December 31, 2023	7,564,156	3.61
Vested and exercisable at December 31, 2022	5,686,556	3.63
Vested and exercisable at December 31, 2021	4,138,803	3.51

1. The weighted average share price at the date of exercise of these options was £3.77
2. The weighted average share price at the date of exercise of these options was £0.85
3. The weighted average share price at the date of exercise of these options was £0.68
4. The exercise price of outstanding share options ranges from £0.04 to £18.05

Summary of Principal Assumptions Used for Valuation of Share Options

The following principal assumptions were used in the valuation for 2021 share options:

	Options granted on
	Jan 13, 2021	Feb 10, 2021	Feb 10, 2021
Vesting dates	Jan 13, 2022	Feb 10, 2022	Feb 10, 2022
	Jan 13, 2023	Feb 10, 2023	Feb 10, 2023
	Jan 13, 2024	Feb 10, 2024	Feb 10, 2024
	Jan 13, 2025	Feb 10, 2025	Feb 10, 2025
Volatility[1]	81.42%	87.66%	81.45%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	0.01%	0.01%	0.11%
Fair value of option at grant date[1]	£2.37	£4.49	£2.74
Fair value of share at grant date	£3.92	£4.53	£4.53
Exercise price at date of grant	£3.92	£0.04	£4.53
Lapse date	Jan 13, 2031	—	Feb 10, 2031
Expected option life (years)[1]	4.50	2.50	4.50
Number of options granted	200,000	91,888	872,775

	Feb 10, 2021	Aug 11, 2021	Sept 15, 2021
Vesting dates	Feb 10, 2022	Aug 11, 2022	Sept 15, 2022
	Feb 10, 2023	Aug 11, 2023	Sept 15, 2023
	Feb 10, 2024	Aug 11, 2024	Sept 15, 2024
	Feb 10, 2025	Aug 11, 2025	Sept 15, 2025
Volatility[1]	83.86%	81.07%	79.60%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	0.05%	0.28%	0.21%
Fair value of option at grant date[1]	£4.49	£0.95	£1.67
Fair value of share at grant date	£4.53	£1.57	£1.71
Exercise price at date of grant	£0.04	£1.57	£0.04
Lapse date	Feb 10, 2031	Aug 11, 2031	—
Expected option life (years)[1]	3.50	4.50	2.50
Number of options granted	337,000	430,000	140,650

	Sept 15, 2021	Sept 15, 2021	Dec 15, 2021
Vesting dates	Sept 15, 2022	Sept 15, 2022	Dec 15, 2022
	Sept 15, 2023	Sept 15, 2023	Dec 15, 2023
	Sept 15, 2024	Sept 15, 2024	Dec 15, 2024
	Sept 15, 2025	Sept 15, 2025	Dec 15, 2025
Volatility[1]	82.06%	80.90%	81.80%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	0.29%	0.36%	0.48%
Fair value of option at grant date[1]	£1.67	£1.04	£1.05
Fair value of share at grant date	£1.71	£1.71	£1.72
Exercise price at date of grant	£0.04	£1.71	£1.72
Lapse date	Sept 15, 2031	Sept 15, 2031	Dec 15, 2031
Expected option life (years)[1]	3.50	4.50	4.50
Number of options granted	603,900	1,488,700	165,000

1. Represents the average for the options granted

The following principal assumptions were used in the valuation for 2022 share options:

	Options granted on
	Mar 9, 2022	Mar 9, 2022
Vesting dates	Mar 9, 2023	Mar 9, 2023
	Mar 9, 2024	Mar 9, 2024
	Mar 9, 2025	Mar 9, 2025
	Mar 9, 2026	Mar 9, 2026
Volatility[1]	89.32%	95.70%
Dividend yield	0%	0%
Risk-free investment rate[1]	1.36%	1.37%
Fair value of option at grant date[1]	£0.37	£0.53
Fair value of share at grant date	£0.56	£0.56
Exercise price at date of grant	£0.56	£0.04
Lapse date	Mar 9, 2032	Mar 9, 2032
Expected option life (years)[1]	4.50	3.50
Number of options granted	1,020,925	95,000

	Jul 12, 2022	Jul 12, 2022
Vesting dates	Jul 12, 2023	Jul 12, 2023
	Jul 12, 2024	Jul 12, 2024
	Jul 12, 2025	Jul 12, 2025
	Jul 12, 2026	Jul 12, 2026
Volatility[1]	94.05%	103.18%
Dividend yield	0%	0%
Risk-free investment rate[1]	1.76%	1.79%
Fair value of option at grant date[1]	£0.64	£0.64
Fair value of share at grant date	£0.67	£0.67
Exercise price at date of grant	£0.04	£0.04
Lapse date	Jul 12, 2032	—
Expected option life (years)[1]	3.50	2.50
Number of options granted	275,725	105,363

1. Represents the average for the options granted

The following principal assumptions were used in the valuation for 2023 share options:

	Options granted on
	Jan 11, 2023	Jan 11, 2023	Jan 11, 2023
Vesting dates	Jan 11, 2024	Jan 11, 2024	Jan 11, 2024
	Jan 11, 2025	Jan 11, 2025	Jan 11, 2025
	Jan 11, 2026	Jan 11, 2026	Jan 11, 2026
	Jan 11, 2027	Jan 11, 2027	Jan 11, 2027
Volatility[1]	97.11%	105.11%	116.33%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	3.31%	3.34%	3.38%
Fair value of option at grant date[1]	£0.87	£1.19	£1.19
Fair value of share at grant date	£1.23	£1.23	£1.23
Exercise price at date of grant	£1.23	£0.04	£0.04
Lapse date	Jan 11, 2033	Jan 11, 2033	—
Expected option life (years)[1]	4.50	3.50	2.50
Number of options granted	1,774,176	655,425	219,163

	Jun 16, 2023	Jun 16, 2023	Jul 12, 2023
Vesting dates	Jun 16, 2024	Jun 16, 2024	Jul 12, 2024
Volatility[1]	121.58%	124.98%	106.61%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	4.98%	4.99%	5.21%
Fair value of option at grant date[1]	£0.56	£0.55	£0.42
Fair value of share at grant date	£0.59	£0.59	£0.62
Exercise price at date of grant	£0.04	£0.04	£0.62
Lapse date	Jun 16, 2033	—	Jul 12, 2033
Expected option life (years)[1]	2.00	1.00	3.00
Number of options granted	37,500	9,375	37,500

1. Represents the average for the options granted